Commitments and Contingencies	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies

30.    Commitments and contingencies

(1)    Customer deposited crypto assets

The Company has an obligation to safeguard all crypto assets held on behalf of customers from loss or theft. As such, the Company may be liable to its customers for losses arising from the Company’s failure to safeguard these assets. The Company has not incurred any losses from such obligations and, therefore, has not accrued any related liabilities as of March 31, 2024 and 2025. This determination is based on the following factors: (i) the Company has no known or historical experience of claims to use as a basis of measurement after the January 2018 cybersecurity incident (as described in “(4) Contingencies”). While the Company compensated customers for that event, the related legal claims have been substantially resolved, and there is no recurring claims experience. (ii) the Company accounts for and continually verifies the amount of crypto assets within its control, and (iii) the Company has established security around private keys to minimize the risk of theft or loss.

(2)    Purchase commitments

The contractual commitment amount related to the lease contract was ¥65 million and ¥nil million as of March 31, 2024 and 2025, respectively.

(3)    Availability under committed credit lines

The Company had committed credit lines from Monex Finance Corporation and JSF Trust and Banking Co., Ltd. for the purpose of stable operating capital in the year ended March 31, 2024 and 2025. The undrawn commitments on these credit lines were as follows:

	As of March 31,
(In millions)	2024	2025
Total amount of commitment line borrowing	¥6,200	¥8,900
Balance of executed borrowed commitment line	—	751
Balance of unexecuted commitment line	¥6,200	¥8,149

(4)    Contingencies

In general, litigation has uncertainties and, therefore, it is difficult to make a reliable estimate on the financial impact of potential outflows embodying economic benefits. Provisions are not recognized if they are not probable to generate potential outflows embodying economic benefits or if the financial impact cannot be estimated reliably. The possibility of any outflows in settlements regarding the lawsuits in dispute with the Company is remote.

In January 2018, prior to Monex acquiring Coincheck, Coincheck’s NEM hot wallet was hacked and it lost 526.3 million NEM, or ¥46.6 billion, of customer assets. Although Coincheck compensated customers who were adversely affected by this cybersecurity incident, it was subject to lawsuits relating to the calculation of the compensation provided. All but one of these lawsuits had been resolved by judgment or alternative dispute resolution as of March 31, 2025, and the remaining one was settled in June 2025. Since 2018 the Company has invested in strengthening its cybersecurity and has become subject to operating procedures, including regulations for the custody of customer crypto assets, implemented by the JVCEA.